Shareholders Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
Shareholders Equity
11.	Shareholders Equity

Authorized

Authorized share capital: an unlimited number of common shares with no par value.

Issued and Outstanding

On July 20, 2025, the Company entered into the Subscription Agreements with Encompass Capital Advisors (“Encompass”), a beneficial owner of more than 5% of the Company’s securities, for the purchase of up to 25,765,259 units at a price of CAD $0.26625 per unit (USD$0.19406 per unit) for gross proceeds of $5.0 million to the Company (the “Encompass Offering”). The 2025 Encompass Offering closed on August 5, 2025. Each 2025 Encompass Unit consists of one Common Share and one warrant, with each warrant entitling the holder to purchase one additional Common Share for a period of three years from the closing date of the 2025 Encompass Offering at an exercise price of CAD$0.355 per share. In addition, the Company has agreed to grant Encompass the right but not the obligation to purchase up to $2.0 million additional units of the Company at any time on or before December 31, 2025.

On July 20, 2025, the Company entered into amended and restated registration rights agreements (“A&R Registration Rights Agreements”) which amended the Registration Rights Agreements with each of EV Metals and Encompass. Pursuant to the A&R Registration Rights Agreements, we have agreed to use our reasonable best efforts to cause this Registration Statement to be declared effective as promptly as reasonably practicable but in no event later than July 20, 2026. In addition, pursuant to the Encompass A&R Registration Rights Agreement, upon the closing of the 2025 Encompass Offering we have agreed that, upon request of Encompass, we will use our commercially reasonable efforts to (i) file a registration statement registering the Common Shares to be issued at closing of the 2025 Encompass Offering, including the Common Shares issuable upon exercise of the warrants which form a part of the 2025 Encompass Units within 90 days and (ii) have such registration statement declared effective as promptly as reasonably practicable following the filing thereof but in no event later than 60 days if the registration statement is not reviewed by the SEC or 180 days if subject to review. The A&R Registration Rights Agreements provide that, subject to certain requirements and customary conditions, each of EV Metals and Encompass will have “piggy-back” registration rights with respect to underwritten offerings by us and other shareholders. In addition, upon the request of EV Metals, we have agreed to take necessary steps to facilitate up to two underwritten offerings which must occur prior to the third anniversary of the effective date of this registration statement on Form S-1; provided that the aggregate price of such offering is expected to be $25 million or less.

The A&R Registration Rights Agreements contain customary cross-indemnification provisions, under which we are obligated to indemnify the selling shareholders in the event of material misstatements or omissions in the registration statement and any violation or alleged violation by us of the Securities Act, Exchange Act, or any state securities law, or any rule or regulation thereunder, and the selling shareholders are obligated to indemnify us for material misstatements or omissions attributable to them. We will generally pay all registration expenses in connection with our obligations under the A&R Registration Rights Agreements, regardless of whether any our Common Shares are sold pursuant to a registration statement.

In connection of the foregoing, pursuant to the A&R Registration Rights Agreements, we agreed to extend the expiration date of the warrants previously issued to Encompass and EV Metals pursuant to the private placements which occurred on April 21, 2023, February 29, 2024, May 3, 2024, and June 19, 2024 to the earlier of (i) five years from the date of such warrants original issuance or (ii) three years from the date of the closing of the 2025 Encompass Offering (the “Warrant Amendments”) and each of EV Metals and Encompass has agreed to waive their respective rights to any possible claims, including the right to liquidation damages, under the Registration Rights Agreements provided that the Warrant Amendments are approved by the TSXV.

On February 28, 2025, the Company entered into a letter agreement (the “2025 Letter Agreement”) with EV Metals 7 LLC (“EV Metals”), a company controlled by Jacob Warnock, a director of the Company, agreeing to the principal terms and conditions upon which EV Metals, directly or through one or more of its subsidiaries or affiliates, could complete one or more transactions to purchase up to $15.0 million of units (the “2025 Offering”), which each unit (the “2025 Units”) consisting of one Common Share of stock and one warrant to purchase a Common Share. On March 2, 2025, two entities controlled by EV Metals, EV Metals 7 LLC and EV Metals VI LLC, entered into binding subscription agreements for the purchase of a portion of the 2025 Offering. The first closing of the 2025 Offering occurred on March 31, 2025 for gross proceeds of $7.55 million and the second closing of the 2025 Offering occurred on April 11, 2025 for gross proceeds of $679,000, which are reflected in Obligation to issue shares as a liability. In connection with the two closings, EV Metals 7 LLC and EV Metals VI LLC acquired a total of 27,739,348 (25,393,475 in the first closing and 2,345,873 in the second closing) and 690,979 2025 Units, respectively. The pricing of the 2025 Units was CAD $0.4168 per share (USD$0.2894 per share), which was based on the five-day trading average of the Common Shares on the TSXV, less a discount of 25% (the maximum allowable discount permitted by the rules of the TSXV).

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

The pricing of the 2025 Units was be based on the five-day trading average of the common shares on the TSXV for the applicable tranche less the maximum allowable discount permitted by the rules of the TSXV. The warrants included in the 2025 Units will have a term of four years from date of issuance and will entitle the holders to purchase a common share at an exercise price equal to the closing price of the common shares on the TSXV as of the date immediately preceding the date of the news release announcing the 2025 Offering or the closing of the applicable tranche of the 2025 Offering. In connection with the first and second closing of the 2025 Offering, the Company paid structuring fees of $411,450 to Mr. Warnock, a director and control person of EV Metals.

On June 19, 2024, the Company completed another further private placement with EV Metals VI and Encompass, issuing 8,478,246 units and 3,000,000 units, respectively, for a total of 11,478,246 units and total proceeds of approximately $6.4 million. Each unit consisted of one common share and one common share purchase warrant with each warrant entitling the holder to purchase on additional common share for a period of two years from the date of issuance at an exercise price of CAD$0.9579. The Company agreed to pay Jacob Warnock, a director of the Company and controlling shareholder of EV Metals VI, a structuring fee of approximately $238,000 which was paid by issuing an additional 423,912 common shares and agreed to cover certain cost incurred in connection with the private placement by the Encompass, which was paid in cash totaling $45,000.

On May 6, 2024, the Company completed a further private placement with EV Metals VI and Encompass Capital Advisors LLC (“Encompass”), issuing 7,924,157 units and 10,717,977 units, respectively, for a total of 18,642,134 units and total proceeds of approximately $10.4 million. Each unit consisted of one common share and one common share purchase warrant, with each warrant entitling the holder to purchase on additional common share for a period of two years from the date of issuance at an exercise price of CAD$0.9579. The Company agreed to pay EV Metals VI a structuring fee of approximately $322,000 which was paid by issuing an additional 574,840 common shares and agreed to cover certain costs incurred in connection with the private placement by Encompass, which was paid by issuing an additional 80,385 common shares.

Weighted-average Common Shares Outstanding

(in thousands, except per share amounts)	For the Three Months Ended September 30,		For the Six Months Ended September 30, 2025
	2025	2024	2025	2024
Net income (loss)	$2,978	$16,717	$4,663	$7,059
Weighted average number of shares:
Issued common shares at beginning of period	271,338	242,596	268,993	211,381
Effect of common shares issued during period	15,638	146	10,066	22,597
Weighted average number of shares, basic:	286,976	242,742	279,059	233,978
Assumed exercise of warrants	-	1,863	-	5,065
Assumed exercise of stock options	-	1,679	756	3,596
Assumed exercise of restricted shares	4,656	-	4,325	-
Weighted average number of shares, diluted:	291,632	246,284	284,140	242,639
Net income (loss) per share, basic	$0.01	$0.07	$0.02	$0.03
Net income (loss) per share, diluted	$0.01	$0.07	$0.02	$0.03

Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share for the three and six months ended September 30, 2025 and 2024 are as follows (in thousands):

	For the Three Months Ended September 30,		For the Six Months Ended September 30, 2025
	2025	2024	2025	2024
Warrants to purchase common shares	97,740	41,682	97,740	38,479
Options to purchase common shares	7,799	10,404	7,042	3,928
Restricted share units	3,700	3,927	4,031	8,488
	109,239	56,013	108,813	50,895

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Stock Options

The Company has a stock option plan (the “Plan”) which provides eligible directors, officers, employees and consultants of the Company with the opportunity to acquire an ownership interest in the Company and is the basis for the Company’s long-term incentive scheme. The Plan is administered by the Board of Directors (the, “Board”), or if appointed, by a special committee of directors appointed from time to time by the Board. The maximum number of common shares issuable under the Plan shall not exceed 10% of the number of common shares of the Company issued and outstanding as of each award date, inclusive of all common shares reserved for issuance pursuant to previously granted stock options. The exercise price of options granted under the Plan will not be less than the closing market price of the Company’s common shares on the exchange. The options have a maximum term of ten years from date of issue and vesting is determined by the Board.

The Company’s has historically issued options utilizing Canadian dollars (CAD$) for the strike price as the Company’s principle public listing of common shares is reported on the Canadian Securities Exchange utilizing CAD$. There were no options issued during the three months ended September 30, 2025. The following table summarizes information regarding the options including the historical CAD$ strike prices during the six months ended September 30, 2025:

	Options	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2025	12,283	$1.04	3.1
Granted	-	-	-
Forfeited	(4,485)	1.20
Balance as of September 30, 2025	7,798	$0.61	1.1

The share-based compensation expense for the three months ended September 30, 2025 and 2024 approximately $0.4 million and $0.8 million, respectively. The share-based compensation for the six months ended September 30, 2025 and 2024 was approximately $0.1 million and $0.1 million, respectively. Share-based compensation is included in general and expenses in the consolidated financial statements. There were no proceeds for option exercises during fiscal the three months ended September 30, 2025 and 2024. As of September 30, 2025, unrecognized compensation expense associated with unvested options granted and outstanding was approximately $0.1 million to be recognized over the remaining period of 1.25 years.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Warrants

The Company has historically issued warrants utilizing CAD$ for the strike price as the Company’s principle public listing of common shares is reported on the Canadian Securities Exchange utilizing CAD$. The following table summarizes information regarding the warrants including the historical CAD$ strike prices during the periods ended September 30, 2025 and 2024:

	Warrants	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2025	69,629	$0.82	2.2
Granted	28,111	0.37	2.9
Balance as of September 30, 2025	97,740	$0.69	2.9

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Exercise Life (Years)
	(thousands)	(CAD$)
Balance as of March 31, 2024	13,424	$1.09	1.2
Granted	30,120	0.96	3.85
Balance as of September 30, 2024	43,544	$1.00	3.55

As the strike price of the warrants is stated in a currency, Canadian dollars, which is different than the Company’s functional currency, the warrants are treated as a liability in the consolidated balance sheets. The outstanding warrant liability as of September 30, 2025 and March 31, 2025 was approximately $8.1 million and $15.2 million, respectively. During the three months ended September 30, 2025 and 2024, the Company recognized a gain for the change in fair value of the warrants of approximately $8.8 million and $20.1 million respectively. During the six months ended September 30, 2025 and 2024, the Company recognized a gain for the change in fair value of the warrants of approximately $14.2 million and $15.5 million respectively. The fair value of the options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	As of September 30,
	2025	2024
Risk-free interest rate	2.5%	3.7%
Expected volatility	120%	126%
Expected life (years)	2.9	2.0
Expected dividend yield	0.0%	0.0%

Restricted Share Unit Plan

On November 25, 2020, as amended and restated December 15, 2023, the Company adopted a restricted share unit plan (the “RSU Plan”) which allows for certain discretionary bonuses and similar awards, related to the achievement of long-term financial and strategic objectives of the Company, to be provided to eligible directors, officers, employees and consultants of the Company. The RSU Plan is administered by the Board, or if appointed, by a special committee of directors appointed from time to time by the Board. The maximum number of common shares issuable under the RSU Plan is 20,477,824.

On August 20, 2024, the Company granted 4,227,630 performance-based RSUs of which 300,000 RSUs vested upon issuance. The Company evaluated both the probability of achieving each of the performance targets and the time required to determine the estimated vesting schedule and valuation of the RSUs. During the six months ended September 30, 2025, the Company recognized approximately $185,000 of compensation expense for the RSUs which is included in selling, general and administrative expenses in the condensed consolidated financial statements. The remaining 3,927,630 unvested RSUs were forfeited on April 7, 2025.

On November 26, 2024, the Company granted 2,705,630 RSUs to the Board of Directors, with each Director receiving 541,126 RSUs. The closing price on November 26, 2024, was CAD$0.33 and the cumulative value of these RSUs are approximately $633,446. The vesting period for these RSUs is one year and will be expensed over the vesting period.

On April 7, 2025, the Company granted 3,000,000 performance based RSUs to members of management. 1,000,000 of the RSUs vests after 1 year of continual service. The value of the 1,000,000 RSUs is $550,000 and will be expensed over the vesting period. The remaining 2,000,000 vest upon an executed agreement for the deployment of a second and third MDLE Plant.

On June 2, 2025, the company granted 2,550,000 RSUs to members of management. 850,000 of the vest upon 1 year of continual service. The value of the 850,000 RSUs is $637,500 and will be expensed over the vesting period. The remaining 1,700,000 vest upon an executed agreement for the deployment of a second and third MDLE plant.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

11.	Shareholders Equity

Authorized

Authorized share capital: an unlimited number of common shares with no par value.

Issued and Outstanding

On February 28, 2025, the Company entered into a letter agreement (the “2025 Letter Agreement”) with EV Metals 7 LLC (“EV Metals”), a company controlled by Jacob Warnock, a director of the Company, agreeing to the principal terms and conditions upon which EV Metals, directly or through one or more of its subsidiaries or affiliates, could complete one or more transactions to purchase up to $15.0 million of units (the “2025 Offering”), which each unit (the “2025 Units”) consisting of one Common Share of stock and one warrant to purchase a Common Share. On March 2, 2025, two entities controlled by EV Metals, EV Metals 7 LLC and EV Metals VI LLC, entered into binding subscription agreements for the purchase of a portion of the 2025 Offering. The first closing of the 2025 Offering occurred on March 31, 2025 for gross proceeds of $7.55 million and the second closing of the 2025 Offering occurred on April 11, 2025 for gross proceeds of $679,000, which are reflected in Obligation to issue shares as a liability. In connection with the two closings, EV Metals 7 LLC and EV Metals VI LLC acquired a total of 27,739,348 (25,393,475 in the first closing and 2,345,873 in the second closing) and 690,979 2025 Units, respectively. The pricing of the 2025 Units was CAD $0.4168 per share (USD$0.2894 per share), which was based on the five-day trading average of the Common Shares on the TSXV, less a discount of 25% (the maximum allowable discount permitted by the rules of the TSXV).

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

The pricing of the 2025 Units was be based on the five-day trading average of the common shares on the TSXV for the applicable tranche less the maximum allowable discount permitted by the rules of the TSXV. The warrants included in the 2025 Units will have a term of four years from date of issuance and will entitle the holders to purchase a common share at an exercise price equal to the closing price of the common shares on the TSXV as of the date immediately preceding the date of the news release announcing the 2025 Offering or the closing of the applicable tranche of the 2025 Offering. In connection with the first and second closing of the 2025 Offering, the Company paid structuring fees of $411,450 to Mr. Warnock, a director and control person of EV Metals.

On June 19, 2024, the Company completed another further private placement with EV Metals VI and Encompass, issuing 8,478,246 units and 3,000,000 units, respectively, for a total of 11,478,246 units and total proceeds of approximately $6.4 million. Each unit consisted of one common share and one common share purchase warrant with each warrant entitling the holder to purchase on additional common share for a period of two years from the date of issuance at an exercise price of CAD$0.9579. The Company agreed to pay Jacob Warnock, a director of the Company and controlling shareholder of EV Metals VI, a structuring fee of approximately $238,000 which was paid by issuing an additional 423,912 common shares and agreed to cover certain cost incurred in connection with the private placement by the Encompass, which was paid in cash totaling $45,000.

On May 6, 2024, the Company completed a further private placement with EV Metals VI and Encompass Capital Advisors LLC (“Encompass”), issuing 7,924,157 units and 10,717,977 units, respectively, for a total of 18,642,134 units and total proceeds of approximately $10.4 million. Each unit consisted of one common share and one common share purchase warrant, with each warrant entitling the holder to purchase on additional common share for a period of two years from the date of issuance at an exercise price of CAD$0.9579. The Company agreed to pay EV Metals VI a structuring fee of approximately $322,000 which was paid by issuing an additional 574,840 common shares and agreed to cover certain costs incurred in connection with the private placement by Encompass, which was paid by issuing an additional 80,385 common shares.

On February 11, 2024, the Company entered into a letter agreement (the, “Letter Agreement”), as amended, with EV Metals VI LLC (“EV Metals”) agreeing the principal terms and conditions upon which EV Metals, directly or through one or more of its subsidiaries or affiliates, could complete one or more transactions to purchase up to $20.0 million of units (the, “Offering”), which each unit consisting of one common shares of stock and one warrant to purchase a common share through June 10, 2024. The pricing established for the first closing (the, “Initial Closing”) was CAD $1.00 per unit and the exercise price for the warrants, with a two-year duration, as CAD $1.25 per common share. The Letter Agreement requires the Company to submit a price reservation with the Canadian Stock Exchange (“CSE”) to protect the pricing as permitted by CSE and to file for subsequent price reservations as such price reservations expire. Upon the occurrence of the Initial Closing, EV Metals shall have the right to appoint an individual to the Board of Directors of the Company and for as long as EV Metals maintains at least 5% of the issued and outstanding common shares, to nominate a potential director at subsequent shareholder meetings where directors are being considered. In addition to customary terms and conditions of such a private placement, the Letter Agreement provides EV Metals with registration rights upon EV Metals having subscribed an aggregate of $4.0 million pursuant to the Offering and maintaining beneficial ownership or control over 5% or more of all outstanding shares. On February 29, 2024, the Company completed the Initial Closing, issuing 2,704,400 units for proceeds of approximately $2.0 million. EV Metals appointed Jacob Warnock to the Board of Directors.

On December 29, 2023, the Company completed a private placement financing of 2,694,804 units for gross proceeds of approximately $1.4 million. Each unit consisted of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one additional common share for a period of two years from the date of issuance at an exercise price of CAD $0.82 per share.

In December 2023, the Company issued 228,708 common shares as a signing bonus to the Co-Chief Executive Officer pursuant to an executive employment agreement, 150,000 for an officer’s performance bonus and 123,841 common shares to members of the Board of Directors in lieu of cash board fees. Additionally, the Company issued 307,947 shares to a law firm in lieu of payment for amounts owing for services rendered to the Company. The total value of these shares was approximately $500,000.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

On December 8, 2023, the Company completed a private placement financing of 1,629,838 units for gross proceeds of approximately $840,000. Each unit consisted of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one additional common share for a period of two years from the date of issuance at an exercise price of CAD $0.82 per share.

On September 21, 2023, the Company issued 400,000 common shares valued at approximately $359,000 to a law firm as a retainer for professional services to be provided to the Company. Approximately $210,000 of the retainer was amortized to expense during the year ended March 31, 2024 and approximately $149,000 remains in other current assets as of March 31, 2024.

On April 21, 2023, the Company completed a private placement financing (“April 2023 Placement”) with Encompass Capital Advisors LLC (“Encompass”) issuing 6,396,999 units for gross proceeds of $5.0 million. Each unit consisted of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one additional common share for a period of two years from the date of issuance at an exercise price of CAD $1.21 per share. In connection with the offering, the Company paid an advisory fee of approximately $300,000. In connection with the closing of the April 2023 Placement, the Company agreed to amend the exercise price of 3,333,333 warrants (“Existing Warrants”) held by Encompass to $1.21 from the initial exercise price of $3.83. The Existing Warrants were allowed to expire in February 2024. The April 2023 Placement provided the Encompass with customary anti-dilution protection for a period of six months from closing and provided pre-emptive rights on future Company proposed issuances of equity, debt or other securities convertible into equity or with equity attached thereto, for a period of twenty-four months from the date of closing.

Weighted-average Common Shares Outstanding

(in thousands, except per share amounts)	For the Year Ended March 31,
	2025	2024
Net loss	(3,516)	(8,510)
Weighted average number of shares:
Issued common shares at beginning of period	211,381	195,436
Effect of common shares issued during period	27,050	8,780
Weighted average number of shares basic and diluted:	238,431	204,216
Net loss per share, basic and diluted	$(0.01)	$(0.04)

Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share for the years ended March 31, 2025 and 2024 are as follows (in thousands):

	For the Year Ended March 31,
	2025	2024
Warrants to purchase common shares	69,629	13,424
Options to purchase common shares	12,283	10,569
	81,912	23,993

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Stock Options

The Company has a stock option plan (the “Plan”) which provides eligible directors, officers, employees and consultants of the Company with the opportunity to acquire an ownership interest in the Company and is the basis for the Company’s long-term incentive scheme. The Plan is administered by the Board of Directors (the, “Board”), or if appointed, by a special committee of directors appointed from time to time by the Board. The maximum number of common shares issuable under the Plan shall not exceed 10% of the number of common shares of the Company issued and outstanding as of each award date, inclusive of all common shares reserved for issuance pursuant to previously granted stock options. The exercise price of options granted under the Plan will not be less than the closing market price of the Company’s common shares on the exchange. The options have a maximum term of ten years from date of issue and vesting is determined by the Board.

On June 7, 2023, the Company amended the exercise price of 1,800,000 stock options previously granted to officers, directors and employees of the Company with exercise prices ranging from CAD$3.50 to CAD$4.37 per share. To amend the exercise price of the 1,800,000 stock options, the Company cancelled 1,800,000 stock options on June 7, 2023, and issued replacement options on July 7, 2023, following a thirty-day grace period at the amended exercise price of CAD$1.41 per share, which was the trading price of the Company’s common shares on the date of grant.

The Company’s has historically issued options utilizing Canadian dollars (CAD$) for the strike price as the Company’s principle public listing of common shares is reported on the Canadian Securities Exchange utilizing CAD$. The following table summarizes information regarding the options including the historical CAD$ strike prices during the years ended March 31, 2025 and 2024:

	Options	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2024	10,569	1.28	2.9
Granted	2,864	1.12
Forfeited	(1,150)	0.89
Balance as of March 31, 2025	12,283	$1.04	3.1

The weighted-average grant date fair value of the options granted during fiscal years 2025 and 2024 was $0.62 (CAD$0.82) and $0.52 (CAD$0.84) per share, respectively. The share-based compensation expense for fiscal years 2025 and 2024 was approximately $1.8 million and $2.6 million, respectively and is included in general and expenses in the consolidated financial statements. There were no proceeds for option exercises during fiscal year 2025. The total proceeds for option exercises during fiscal year 2024 were approximately $112,000 and the intrinsic value per share on date of exercise was approximately $0.73 (CAD$0.99). As of March 31, 2025, unrecognized compensation expense associated with unvested options granted and outstanding was approximately $1,050,000 to be recognized over the remaining period of 2.0 years.

The fair value of the options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the Year Ended March 31,
	2025	2024
Risk-free interest rate	2.9%	3.3%
Expected volatility	132%	126%
Expected life (years)	3.13	4.4
Expected dividend yield	0.0%	0.0%

The expected volatility assumptions have been developed taking into consideration historical volatility of the Company’s share price.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Warrants

The Company has historically issued warrants utilizing CAD$ for the strike price as the Company’s principle public listing of common shares is reported on the Canadian Securities Exchange utilizing CAD$. The following table summarizes information regarding the warrants including the historical CAD$ strike prices during the years ended March 31, 2025 and 2024:

	Warrants	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2023	3,756	$3.46	0.8
Granted	13,424	1.09
Exercised	(423)	0.58
Expired	(3,333)	3.83	1.2
Balance as of March 31, 2024	13,424	1.09
Granted	56,205	0.82
Balance as of March 31, 2025	69,629	$0.82	2.2

As the strike price of the warrants is stated in a currency, Canadian dollars, which is different than the Company’s functional currency, the warrants are treated as a liability in the consolidated balance sheets. The outstanding warrant liability as of March 31, 2025 and 2024 was approximately $15.2 million and $4.4 million, respectively. During the years ended March 31, 2025 and 2024, the Company recognized a gain for the change in fair value of the warrants of approximately $13.2 million and $2.1 million respectively. The fair value of the options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the Year Ended March 31,
	2025	2024
Risk-free interest rate	2.5%	3.9%
Expected volatility	143%	114%
Expected life (years)	2.17	2.0
Expected dividend yield	0.0%	0.0%

Restricted Share Unit Plan

On November 25, 2020, as amended and restated December 15, 2023, the Company adopted a restricted share unit plan (the “RSU Plan”) which allows for certain discretionary bonuses and similar awards, related to the achievement of long-term financial and strategic objectives of the Company, to be provided to eligible directors, officers, employees and consultants of the Company. The RSU Plan is administered by the Board, or if appointed, by a special committee of directors appointed from time to time by the Board. The maximum number of common shares issuable under the RSU Plan is 20,477,824.

The Company granted 220,902 RSU’s on July 1, 2022, which were subsequently cancelled and replaced with 220,902 stock options on September 29, 2023. On June 30, 2023, the Company granted 12,500 RSU’s to an employee and concurrently issued the shares to settle the RSU’s. The Company had no RSU’s outstanding as of March 31, 2024.

On August 20, 2024, the Company granted 4,227,630 performance-based RSUs of which 300,000 RSUs vested upon issuance. The Company evaluated both the probability of achieving each of the performance targets and the time required to determine the estimated vesting schedule and valuation of the RSUs. During the year ended March 31, 2025, the Company recognized approximately $322,000 of compensation expense for the RSUs which is included in selling, general and administrative expenses in the condensed consolidated financial statements

On November 26, 2024, the Company granted 2,705,630 RSUs to the Board of Directors, with each Director receiving 541,126 RSUs. The closing price on November 26, 2024, was CAD$0.33 and the cumulative value of these RSUs are approximately $633,446. The vesting period for these RSUs is one year and will be expensed over the vesting period.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024